Document and Entity Information	3 Months Ended
Dec. 28, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 28, 2012
Trading Symbol	ADT
Entity Registrant Name	ADT Corp
Entity Central Index Key	0001546640
Entity Filer Category	Non-accelerated Filer